Retirement Benefit Plans - Amounts Included in Consolidated Balance Sheets from Obligation in Respect of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
Present value of funded defined benefit obligation	$ 41,397		$ 37,663
Fair value of plan assets	(39,027)		(34,972)
Funded status - deficit	2,370		2,691
Net defined benefit liabilities	3,534	$ 115	2,704
Net defined benefit assets	(1,164)	$ (38)	(13)
Defined benefit obligation	$ 2,370		$ 2,691	$ 618	$ 7,088